UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07896

                                                 GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Third Quarter Report — September 30, 2013

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund (formerly The GAMCO Vertumnus Fund) increased 4.4% compared with increases of 6.5% and 8.2% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (2/3/94)
Class AAA (GAGCX)	4.43%	9.61%	5.77%	3.65%	4.48%
Bank of America Merrill Lynch Global 300 Convertible Index	6.54	14.90	10.73	6.95	N/A	(d)
MSCI World Free Index	8.18	20.21	7.84	7.58	6.52	(e)
Lipper Convertible Securities Fund Average	6.67	18.64	11.03	7.49	7.67
Class A (GAGAX)	4.36	9.51	5.79	3.67	4.52
With sales charge (b)	(1.64)	3.21	4.54	3.06	4.72
Class C (GACCX)	4.86	7.95	4.33	2.56	3.87
With contingent deferred sales charge (c)	3.86	6.95	4.33	2.56	3.87
Class I (GAGIX)	4.56	9.79	6.04	3.81	4.56

In the current prospectus dated April 30, 2013, the gross expense ratios for Class AAA, A, C, and I Shares are 2.77%, 2.77%, 3.52%, and 2.52%, respectively, and the net expense ratios for these share classes are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Free Index is an unmanaged free float adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(e)	MSCI World Free Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 13.4%
	Broadcasting — 0.0%
$ 400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb. Cv.,
	Zero Coupon, 02/11/20†	$0

	Computer Software and Services — 0.8%
100,000	Mentor Graphics Corp., Sub. Deb. Cv.,
	4.000%, 04/01/31	131,500
10,000	VeriSign Inc., Cv.,
	3.250%, 08/15/37	15,700

		147,200

	Consumer Services — 0.3%
50,000	Ascent Capital Group Inc.
	4.000%, 07/15/20	52,750

	Diversified Industrial — 3.6%
200,000	GenCorp Inc., Sub. Deb. Cv.,
	4.063%, 12/31/39	361,625
300,000	Griffon Corp., Sub. Deb. Cv.
	4.000%, 01/15/17(a)	335,062

		696,687

	Energy and Utilities — 2.5%
350,000	Covanta Holding Corp., Cv.,
	3.250%, 06/01/14	482,781

	Financial Services — 1.9%
350,000	Janus Capital Group Inc., Cv.,
	3.250%, 07/15/14	357,000

	Health Care — 2.2%
400,000	Chemed Corp., Cv.,
	1.875%, 05/15/14	420,250

	Metals and Mining — 2.1%
100,000	Alcoa Inc., Cv.,
	5.250%, 03/15/14	129,000
250,000	Newmont Mining Corp., Ser. B, Cv.,
	1.625%, 07/15/17	276,250

		405,250

	TOTAL CONVERTIBLE CORPORATE BONDS	2,561,918

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC,
	Ser. B, 10.250%, 11/01/15	5,500

Shares
	COMMON STOCKS — 80.1%
	Automotive — 0.3%
1,000	Ford Motor Co.	16,870
1,000	Navistar International Corp.†	36,480

		53,350

Shares		Market Value
	Automotive: Parts and Accessories — 0.3%
3,000	Federal-Mogul Corp.†	$50,370

	Building and Construction — 0.1%
500	Chofu Seisakusho Co. Ltd.	11,435

	Cable and Satellite — 4.1%
6,000	Kabel Deutschland Holding AG†	705,376
2,000	Rogers Communications Inc., Cl. B	86,020

		791,396

	Computer Software and Services — 5.7%
10,000	Global Sources Ltd.†	74,200
60,000	Invensys plc	483,730
7,000	Sourcefire Inc.†	531,440

		1,089,370

	Consumer Products — 1.6%
400	L’Oreal SA	68,698
7,000	Swedish Match AB	247,032

		315,730

	Diversified Industrial — 5.5%
6,000	General Electric Co.	143,340
7,800	Jardine Matheson Holdings Ltd.	428,220
12,600	Jardine Strategic Holdings Ltd.	426,510
2,075	Textron Inc.	57,291

		1,055,361

	Electronics — 2.5%
22,000	Sony Corp., ADR	473,440

	Energy and Energy Services — 1.3%
1,500	BP plc, ADR	63,045
12,000	Weatherford International Ltd.†	183,960

		247,005

	Energy and Utilities — 8.7%
20,000	NV Energy Inc.	472,200
27,500	Severn Trent plc	784,888
25,000	TECO Energy Inc.	413,500

		1,670,588

	Equipment and Supplies — 1.0%
1,000	Graco Inc.	74,060
2,000	Mueller Industries Inc.	111,340

		185,400

	Financial Services — 17.0%
8,000	American International Group Inc.	389,040
4	Berkshire Hathaway Inc., Cl. A†	681,640
9,000	Citigroup Inc.	436,590
3,000	Exor SpA	112,544
10,000	GAM Holding AG	180,793
14,200	Kinnevik Investment AB, Cl. A	487,644
4,000	Legg Mason Inc.	133,760

See accompanying notes to schedule of investments.

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
2,000	T. Rowe Price Group Inc.	$143,860
6,000	The Bank of New York Mellon Corp.	181,140
2,000	The PNC Financial Services Group Inc.	144,900
500	UBS AG	10,260
1,500	W. R. Berkley Corp.	64,290
7,000	Wells Fargo & Co.	289,240

		3,255,701

	Food and Beverage — 9.1%
500	Beam Inc.	32,325
1,500	Danone SA	112,909
40,000	Davide Campari - Milano SpA	346,871
2,000	Diageo plc	63,623
1,000	Heineken NV	70,876
2,500	Kellogg Co.	146,825
5,000	Kikkoman Corp.	91,307
8,000	Nestlé SA	559,518
400	Pernod Ricard SA	49,671
2,000	The Coca-Cola Co.	75,760
397,000	Yashili International Holdings Ltd.	185,296

		1,734,981

	Health Care — 10.1%
200	Becton, Dickinson and Co.	20,004
4,000	Bristol-Myers Squibb Co.	185,120
5,000	CML HealthCare Inc.	52,133
1,400	ICU Medical Inc.†	95,102
3,500	Life Technologies Corp.†	261,905
4,000	Onyx Pharmaceuticals Inc.†	498,680
1,000	Patterson Companies Inc.	40,200
10,000	Pfizer Inc.	287,100
3,000	Roche Holding AG, ADR	202,590
5,000	Shoppers Drug Mart Corp.	287,947

		1,930,781

	Hotels and Gaming — 3.4%
139,200	Mandarin Oriental International Ltd.	225,504
10,000	SHFL Entertainment Inc.†	230,000
130,000	The Hongkong & Shanghai Hotels Ltd.	196,444

		651,948

	Machinery — 0.4%
6,000	CNH Industrial NV†	76,950

	Retail — 1.3%
5,000	Harris Teeter Supermarkets Inc.	245,950

	Specialty Chemicals — 0.3%
1,000	E. I. du Pont de Nemours and Co.	58,560

	Telecommunications — 2.8%
60,000	Koninklijke KPN NV†	191,158
30,500	Telefonica Deutschland Holding AG	240,763

Shares		Market Value
12,000	Telekom Austria AG	$100,620

		532,541

	Wireless Communications — 4.6%
150,000	Cable & Wireless Communications plc	96,236
1,000	Millicom International Cellular SA, SDR	88,303
20,000	Vodafone Group plc, ADR	703,600

		888,139

	TOTAL COMMON STOCKS	15,318,996

	CONVERTIBLE PREFERRED STOCKS — 0.5%
	Food and Beverage — 0.5%
1,000	Post Holdings Inc. 0.094%, 3.750% Cv. Pfd.(a)	103,405

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.0%
$1,140,000	U.S. Treasury Bills, 0.010% to 0.070%††, 10/24/13 to 12/05/13	1,139,962

	TOTAL INVESTMENTS — 100.0% (Cost $17,623,237)	$19,129,781

	Aggregate tax cost	$17,713,921

	Gross unrealized appreciation	$1,879,137
	Gross unrealized depreciation	(273,452)

	Net unrealized appreciation/depreciation	$1,605,685

		Settlement Date	Unrealized Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
500,000(b)	Deliver British Pounds in exchange for United States Dollars 809,280(c)	10/25/2013	$(5,505)
1,015,000(d)	Deliver Euros in exchange for United States Dollars 1,373,227(c)	10/25/2013	(876)

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		$(6,381)

See accompanying notes to schedule of investments.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the market value of Rule 144A securities amounted to $438,467 or 2.27% of total investments.

(b)	Principal amount denoted in British Pounds.
(c)	At September 30, 2013, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(d)	Principal amount denoted in Euros.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

4

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

Effective April 30, 2013, The GAMCO Vertumnus Fund changed its name to The Gabelli Global Rising Income and Dividend Fund.

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

5

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$2,561,918	$0	$2,561,918
Corporate Bonds (a)	—	5,500	—	5,500
Common Stocks (a)	$15,318,996	—	—	15,318,996
Convertible Preferred Stocks (a)	—	103,405	—	103,405
U.S. Government Obligations	—	1,139,962	—	1,139,962
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$15,318,996	$3,810,785	$0	$19,129,781
OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$(6,381)	—	$(6,381)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

6

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2013, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

7

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2016	$1,178,191
Capital Loss Carryforward Available through 2017	379,911

Total Capital Loss Carryforwards	$1,558,102

8

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc.

E. Val Cerutti	OFFICERS
Chief Executive Officer,	Bruce N. Alpert
Cerutti Consultants, Inc.	President, Secretary, and
Acting Chief Compliance
Anthony J. Colavita	Officer
President,
Anthony J. Colavita, P.C.	Agnes Mullady
Treasurer
Arthur V. Ferrara
Former Chairman and	DISTRIBUTOR
Chief Executive Officer,	G.distributors, LLC
Guardian Life Insurance
Company of America
CUSTODIAN, TRANSFER
John D. Gabelli	AGENT, AND DIVIDEND
Senior Vice President,	DISBURSING AGENT
G.research, Inc.	State Street Bank and Trust
Company
Werner J. Roeder, MD
Medical Director,	LEGAL COUNSEL
Lawrence Hospital	Skadden, Arps, Slate, Meagher &
Flom LLP
Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q313QR

The GAMCO Global Growth Fund

Third Quarter Report — September 30, 2013

Portfolio Management Team

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall, 5 stars for the three year period, 4 stars for the five year period, and 3 stars for the ten year period ended September 30, 2013, among 764, 764, 601, and 306 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund increased 9.1% compared with an increase of 7.9% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since Inception (2/7/94)

Class AAA (GICPX)	9.14%	24.23%	10.78%	8.46%	9.04%
MSCI AC World Free Index	7.90	17.73	7.71	7.86	6.49	(d)
Lipper Global Large-Cap Growth Fund Average	7.89	18.27	8.35	7.69	N/A
Class A (GGGAX)	9.14	24.20	10.78	8.46	9.05
With sales charge (b)	2.87	17.06	9.47	7.81	8.72
Class C (GGGCX)	8.93	23.29	9.94	7.65	8.48
With contingent deferred sales charge (c)	7.93	22.29	9.94	7.65	8.48
Class I (GAGIX)	9.25	24.55	11.08	8.63	9.13

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.90%, 1.90%, 2.65%, and 1.65%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Free Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Free Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

2

The GAMCO Global Growth Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.7%
	CONSUMER DISCRETIONARY — 18.9%
900	Amazon.com Inc.†	$281,376
700	AutoZone Inc.†	295,911
6,500	Burberry Group plc, ADR	344,435
8,000	CBS Corp., Cl. B, Non-Voting	441,280
4,300	Christian Dior SA	843,933
12,000	Comcast Corp., Cl. A, Special	520,440
9,414	Compagnie Financiere Richemont SA	943,243
7,800	DIRECTV†	466,050
6,000	Discovery Communications Inc., Cl. A†	506,520
26,000	Fuji Heavy Industries Ltd.	724,507
9,800	Hennes & Mauritz AB, Cl. B	425,776
13,500	Honda Motor Co. Ltd., ADR	514,890
8,300	Liberty Global plc, Cl. A†	658,605
15,600	Luxottica Group SpA	826,673
8,000	Macy’s Inc.	346,160
8,000	Michael Kors Holdings Ltd.†	596,160
4,900	NIKE Inc., Cl. B	355,936
500	priceline.com Inc.†	505,475
2,000	Ralph Lauren Corp.	329,460
11,300	Starbucks Corp.	869,761
5,000	The Home Depot Inc.	379,250
10,800	The Swatch Group AG	1,218,835
5,200	Tiffany & Co.	398,424
21,800	Twenty-First Century Fox Inc., Cl. A	730,300
7,800	Viacom Inc., Cl. B	651,924

	TOTAL CONSUMER DISCRETIONARY	14,175,324

	CONSUMER STAPLES — 15.5%
5,500	Beam Inc.	355,575
5,400	Colgate-Palmolive Co.	320,220
4,700	Costco Wholesale Corp.	541,064
3,600	CVS Caremark Corp.	204,300
6,971	Danone SA	524,873
50,000	Davide Campari - Milano SpA	434,105
35,500	Diageo plc	1,128,460
6,100	FamilyMart Co. Ltd.	264,212
3,400	Heineken NV	240,879
3,700	Henkel AG & Co. KGaA	327,794
15,000	Kirin Holdings Co. Ltd.	219,003
3,400	L’Oreal SA	583,601
3,300	Mead Johnson Nutrition Co.	245,058
10,000	Mondelēz International Inc., Cl. A	314,200
26,400	Nestlé SA	1,840,981
4,100	PepsiCo Inc.	325,950
4,156	Pernod Ricard SA	516,074
5,900	Philip Morris International Inc.	510,881
4,000	Reckitt Benckiser Group plc	292,462
6,900	Seven & i Holdings Co. Ltd.	252,954
11,300	The Coca-Cola Co.	428,044
4,000	The Estee Lauder Companies Inc., Cl. A	279,600
3,300	Unicharm Corp.	193,120

Shares		Market Value
7,200	Unilever NV - NY Shares	$271,584
5,000	Wal-Mart Stores Inc.	369,800
5,600	Whole Foods Market Inc.	327,600
11,100	Woolworths Ltd.	362,727

	TOTAL CONSUMER STAPLES	11,675,121

	FINANCIALS — 15.5%
13,000	American International Group Inc.	632,190
29,500	Bank of America Corp.	407,100
25,000	Cheung Kong (Holdings) Ltd.	380,583
1,533	China Life Insurance Co. Ltd., ADR	59,572
10,000	Citigroup Inc.	485,100
32,700	JPMorgan Chase & Co.	1,690,263
8,000	Julius Baer Group Ltd.	373,547
89,400	Mitsubishi UFJ Financial Group Inc.	573,444
49,200	Morgan Stanley	1,325,940
6,100	Royal Bank of Canada	391,681
17,300	Schroders plc	721,276
2,220	Shopping Centres Australasia Property Group	3,172
142,000	Skandinaviska Enskilda Banken AB, Cl. A	1,505,236
12,200	Sumitomo Mitsui Financial Group Inc.	590,791
50,000	Swire Pacific Ltd., Cl. A	599,776
9,700	The Goldman Sachs Group Inc.	1,534,637
4,200	The Toronto-Dominion Bank	377,916

	TOTAL FINANCIALS	11,652,224

	INDUSTRIALS — 12.9%
3,900	B/E Aerospace Inc.†	287,898
3,200	Cummins Inc.	425,184
7,600	Eaton Corp. plc	523,184
6,000	Emerson Electric Co.	388,200
14,200	Experian plc	270,366
3,700	FANUC Corp.	613,190
7,500	Flowserve Corp.	467,925
36,000	General Electric Co.	860,040
7,000	Honeywell International Inc.	581,280
11,500	Jardine Matheson Holdings Ltd.	631,593
9,500	Nielsen Holdings NV	346,275
330	OSRAM Licht AG†	15,491
6,000	PACCAR Inc.	333,960
5,100	Precision Castparts Corp.	1,158,924
6,600	Schneider Electric SA	558,477
5,000	Secom Co. Ltd.	313,390
3,300	Siemens AG	397,974
6,300	Union Pacific Corp.	978,642
5,000	United Technologies Corp.	539,100

	TOTAL INDUSTRIALS	9,691,093

	INFORMATION TECHNOLOGY — 12.4%
2,600	Apple Inc.	1,239,550
6,900	Check Point Software Technologies Ltd.†	390,264
10,500	eBay Inc.†	585,795
9,000	EMC Corp.	230,040

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
9,400	Facebook Inc., Cl. A†	$472,256
1,420	Google Inc., Cl. A†	1,243,792
2,600	International Business Machines Corp.	481,468
3,700	Keyence Corp.	1,407,827
1,500	MasterCard Inc., Cl. A	1,009,170
21,500	Microsoft Corp.	716,165
5,200	QUALCOMM Inc.	350,272
4,100	SAP AG	303,216
4,500	Visa Inc., Cl. A	859,950

	TOTAL INFORMATION TECHNOLOGY	9,289,765

	ENERGY — 11.0%
17,400	BP plc, ADR	731,322
10,500	ConocoPhillips	729,855
7,000	Continental Resources Inc.†	750,820
12,400	EOG Resources Inc.	2,099,072
7,000	Occidental Petroleum Corp.	654,780
9,200	Pioneer Natural Resources Co.	1,736,960
5,700	Royal Dutch Shell plc, Cl. A, ADR	374,376
10,400	Schlumberger Ltd.	918,944
13,500	Statoil ASA, ADR	306,180

	TOTAL ENERGY	8,302,309

	HEALTH CARE — 10.1%
10,000	Abbott Laboratories	331,900
4,300	Allergan Inc.	388,935
2,700	Amgen Inc.	302,238
2,900	Bayer AG	342,000
4,800	Becton, Dickinson and Co.	480,096
900	Biogen Idec Inc.†	216,684
1,800	Celgene Corp.†	277,074
3,200	DaVita HealthCare Partners Inc.†	182,080
6,000	Express Scripts Holding Co.†	370,680
5,000	Gilead Sciences Inc.†	314,200
6,600	Hisamitsu Pharmaceutical Co. Inc.	368,881
11,000	Johnson & Johnson	953,590
11,500	Novartis AG, ADR	882,165
2,100	Novo Nordisk A/S, Cl. B	355,665
8,000	Roche Holding AG, ADR	540,240
2,600	Roche Holding AG, Genusschein	701,671
7,000	Sanofi, ADR	354,410
4,400	Takeda Pharmaceutical Co. Ltd.	207,812

	TOTAL HEALTH CARE	7,570,321

	MATERIALS — 2.2%
5,500	E. I. du Pont de Nemours and Co.	322,080

Shares		Market Value

2,600	Ecolab Inc.	$256,776
4,800	Monsanto Co.	500,976
1,500	PPG Industries Inc.	250,590
1,800	The Sherwin-Williams Co.	327,924

	TOTAL MATERIALS	1,658,346

	TELECOMMUNICATION SERVICES — 1.2%
8,800	Verizon Communications Inc.	410,608
14,000	Vodafone Group plc, ADR	492,520

	TOTAL TELECOMMUNICATION SERVICES	903,128

	TOTAL COMMON STOCKS	74,917,631

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$195,000	U.S. Treasury Bills, 0.040% to 0.058%††, 12/26/13 to 01/09/14	194,997

	TOTAL INVESTMENTS — 100.0% (Cost $53,934,338)	$75,112,628

	Aggregate tax cost	$53,943,194

	Gross unrealized appreciation	$21,443,073
	Gross unrealized depreciation	(273,639)

	Net unrealized appreciation/depreciation	$21,169,434

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

North America	60.4%	$45,331,737
Europe	27.8	20,903,290
Japan	8.3	6,244,019
Asia/Pacific	3.5	2,633,582

	100.0%	$75,112,628

See accompanying notes to schedule of investments.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$51,533,532	$23,384,099	$74,917,631
U.S. Government Obligations	—	194,997	194,997
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$51,533,532	$23,579,096	$75,112,628

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at September 30, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

6

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

7

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

8

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The GAMCO Global Opportunity Fund Third Quarter Report — September 30, 2013	Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 8.4% compared with an increase of 7.9% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (5/11/98)
Class AAA (GABOX)	8.35%	18.51%	9.15%	8.14%	7.03%
MSCI AC World Free Index	7.90	17.73	7.71	7.86	4.45(d)
Lipper Global Large-Cap Growth Fund Average	7.89	18.27	8.35	7.69	4.62(e)
Lipper Global Multi-Cap Growth Fund Average	9.26	23.34	9.39	9.00	5.48(f)
Class A (GOCAX)	8.33	18.53	9.15	8.15	7.03
With sales charge (b)	2.10	11.71	7.87	7.51	6.62
Class C (GGLCX)	8.15	17.63	8.34	7.47	6.64
With contingent deferred sales charge (c)	7.15	16.63	8.34	7.47	6.64
Class I (GLOIX)	8.42	18.86	9.45	8.31	7.14

In the current prospectus dated April 30, 2013, the gross expense ratios for Class AAA, A, C, and I Shares are 2.91%, 2.91%, 3.66%, and 2.66%, respectively, and the net expense ratios in the current prospectus for these share classes are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Free Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Multi-Cap Growth Fund Average and the Lipper Global Large-Cap Growth Fund Average reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.
(e)	Lipper Global Large-Cap Growth Fund Average since inception performance is as of June 30, 1998.
(f)	Lipper Global Multi-Cap Growth Fund Average since inception performance is as of September 30, 1998.

The GAMCO Global Opportunity Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	INDUSTRIALS — 20.2%
11,484	CNH Industrial NV†	$143,550
1,000	FANUC Corp.	164,912
2,000	Fortune Brands Home & Security Inc.	83,260
15,250	Glencore Xstrata plc	83,126
4,300	Jardine Matheson Holdings Ltd.	236,070
3,600	Komatsu Ltd.	89,327
3,000	L-3 Communications Holdings Inc.	283,500
2,500	Lockheed Martin Corp.	318,875
4,000	Mitsui & Co. Ltd.	58,029
2,600	Precision Castparts Corp.	590,824
1,000	SMC Corp.	237,448

	TOTAL INDUSTRIALS	2,288,921

	CONSUMER STAPLES — 19.9%
2,000	Beam Inc.	129,300
5,750	British American Tobacco plc	305,000
1,300	Danone SA	97,854
7,000	Diageo plc	222,681
2,280	Dr Pepper Snapple Group Inc.	102,190
1,100	FamilyMart Co. Ltd.	47,505
3,000	General Mills Inc.	143,760
3,000	Heineken Holding NV	189,758
900	Hillshire Brands Co.	27,666
1,400	Japan Tobacco Inc.	50,277
3,000	Mead Johnson Nutrition Co.	222,780
1,910	Pernod Ricard SA	237,180
2,150	Philip Morris International Inc.	186,169
2,000	The Procter & Gamble Co.	151,180
2,000	Toyo Suisan Kaisha Ltd.	58,558
2,000	Wesfarmers Ltd.	76,740

	TOTAL CONSUMER STAPLES	2,248,598

	CONSUMER DISCRETIONARY — 16.3%
1,500	AMC Networks Inc., Cl. A†	102,720
2,200	Christian Dior SA	431,410
7,500	Compagnie Financiere Richemont SA	751,368
3,000	DIRECTV†	179,250
20,000	Genting Berhad	63,813
2,000	Honda Motor Co. Ltd.	75,996
6,000	Liberty Interactive Corp., Cl. A†	140,820
404	Liberty Ventures, Cl. A†	35,621
4,000	Rakuten Inc.	60,430

	TOTAL CONSUMER DISCRETIONARY	1,841,428

	MATERIALS — 9.2%
2,200	Agnico Eagle Mines Ltd.	58,234
22,000	Antofagasta plc	291,517
3,600	BHP Billiton plc	106,071
2,500	Monsanto Co.	260,925
2,000	Newcrest Mining Ltd.	21,532
1,830	Rio Tinto plc	89,560

Shares		Market Value
800	Shin-Etsu Chemical Co. Ltd.	$48,833
400	Syngenta AG	163,388

	TOTAL MATERIALS	1,040,060

	INFORMATION TECHNOLOGY — 8.9%
2,000	Canon Inc.	63,686
600	Google Inc., Cl. A†	525,546
500	Keyence Corp.	189,481
7,000	Microsoft Corp.	233,170

	TOTAL INFORMATION TECHNOLOGY	1,011,883

	FINANCIALS — 8.4%
5,000	Cheung Kong (Holdings) Ltd.	76,136
16,000	Hongkong Land Holdings Ltd.	105,600
10,000	Kinnevik Investment AB, Cl. B	346,212
7,500	Mitsubishi UFJ Financial Group Inc.	47,841
5,500	Schroders plc	229,367
1,100	Sumitomo Mitsui Financial Group Inc.	53,100
32,000	Swire Properties Ltd.	89,738

	TOTAL FINANCIALS	947,994

	HEALTH CARE — 7.8%
1,600	Cochlear Ltd.	90,275
4,400	Novartis AG	338,143
1,700	Roche Holding AG, Genusschein	458,484

	TOTAL HEALTH CARE	886,902

	ENERGY — 7.5%
1,200	EOG Resources Inc.	203,136
1,200	Occidental Petroleum Corp.	112,248
500	Pioneer Natural Resources Co.	94,400
5,000	Schlumberger Ltd.	441,800

	TOTAL ENERGY	851,584

	TELECOMMUNICATION SERVICES — 1.8%
3,800	Telephone & Data Systems Inc.	112,290
2,000	United States Cellular Corp.	91,060

	TOTAL TELECOMMUNICATION SERVICES	203,350

	TOTAL COMMON STOCKS	11,320,720

	TOTAL INVESTMENTS — 100.0% (Cost $6,066,310)	$11,320,720

	Aggregate tax cost	$6,066,337

	Gross unrealized appreciation	$5,499,792
	Gross unrealized depreciation	(245,409)

	Net unrealized appreciation/depreciation	$5,254,383

†	Non-income producing security.

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	42.7%	$4,830,723
Europe	39.6	4,484,670
Japan	11.0	1,245,423
Asia/Pacific	6.7	759,904

	100.0%	$11,320,720

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$ 1,018,528	$21,532	$ 1,040,060
Other Industries(a)	10,280,660	—	10,280,660

Total Common Stocks	11,299,188	21,532	11,320,720

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,299,188	$21,532	$11,320,720

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

During the nine months ended September 30, 2013, foreign common stock was transferred from Level 2 to Level 1 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred between Level 2 to Level 1 during this period amounted to $4,999,958, or 48% of total investments as of December 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at September 30, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation.  Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

5

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

6

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2016	$1,170,048
Capital Loss Carryforward Available through 2017	98,006

Total Capital Loss Carryforwards	$1,268,054

7

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI    (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc.
OFFICERS
E. Val Cerutti
Chief Executive Officer,	Bruce N. Alpert
Cerutti Consultants, Inc.	President, Secretary, and
Acting Chief Compliance
Anthony J. Colavita	Officer
President,
Anthony J. Colavita, P.C.	Agnes Mullady
Treasurer
Arthur V. Ferrara
Former Chairman and	DISTRIBUTOR

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

G.distributors, LLC CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT State Street Bank and Trust Company LEGAL COUNSEL Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q313QR

The GAMCO Global Telecommunications Fund

Third Quarter Report — September 30, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 8.9% compared with an increase of 7.7% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (11/1/93)
Class AAA (GABTX)	8.92%	14.34%	6.54%	8.03%	7.98%
MSCI AC World Telecommunication Services Index	7.66	11.12	8.34	8.96	N/A
MSCI AC World Free Index	7.90	17.73	7.71	7.86	6.74 (d)
Class A (GTCAX)	8.92	14.36	6.56	8.04	7.99
With sales charge (b)	2.66	7.78	5.30	7.40	7.67
Class C (GTCCX)	8.78	13.49	5.76	7.23	7.45
With contingent deferred sales charge (c)	7.78	12.49	5.76	7.23	7.45
Class I (GTTIX)	9.01	14.63	6.83	8.19	8.06

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.70%, 1.70%, 2.45%, and 1.45%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Free Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Free Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.1%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 45.7%
	Africa/Middle East — 0.4%
37,000	Maroc Telecom SA	$419,965
200,000	Pakistan Telecommunication Co. Ltd.(a)	49,428

		469,393

	Asia/Pacific — 4.7%
225,000	Asia Satellite Telecommunications Holdings Ltd.	847,097
9,600	DiGi.Com Berhad	14,314
170,000	First Pacific Co. Ltd.	187,844
4,100	First Pacific Co. Ltd., ADR	22,919
90,000	PCCW Ltd.	39,802
24,000	Philippine Long Distance Telephone Co., ADR	1,628,160
16,360	PT Telekomunikasi Indonesia, ADR	594,032
645,000	Singapore Telecommunications Ltd.	1,917,700
280,000	Telekom Malaysia Berhad	450,130
1,414,985	True Corp. Public Co. Ltd., Cl. F†	314,391
8,075	TT&T Public Co. Ltd., GDR†(a)(b)	242

		6,016,631

	Europe — 18.0%
11,250	Belgacom SA	299,064
210,000	Colt Group SA†	396,066
260,000	Deutsche Telekom AG, ADR	3,796,000
4,507	Hellenic Telecommunications Organization SA†	46,949
7,900	Hellenic Telecommunications Organization SA, ADR†	41,522
2,000	Iliad SA	466,733
20,000	Koninklijke KPN NV†	63,719
35,000	Koninklijke KPN NV, ADR	110,950
6,000	Mobistar SA	102,113
15,000	Orange SA, ADR	187,650
25,000	Portugal Telecom SGPS SA	112,659
30,000	Portugal Telecom SGPS SA, ADR	134,100
3,700	Rostelecom OJSC, ADR	69,338
76,600	Sistema JSFC, GDR(c)	1,990,834
100,000	Sonaecom SGPS SA	277,875
33,500	Swisscom AG, ADR	1,610,680
11,000	Tele2 AB, Cl. B	140,694
750,000	Telecom Italia SpA	618,929
14,000	Telecom Italia SpA, ADR	114,100
10,000	Telefonica Deutschland Holding AG	78,939
280,131	Telefonica SA, ADR†	4,336,428
93,000	Telekom Austria AG	779,802
57,000	Telenor ASA	1,302,424
438,000	TeliaSonera AB	3,355,862
225,000	VimpelCom Ltd., ADR	2,643,750
2,000	Ziggo NV	81,009

		23,158,189

Shares		Market Value
	Japan — 0.7%
12,000	Nippon Telegraph & Telephone Corp.	$620,174
9,000	Nippon Telegraph & Telephone Corp., ADR	234,540

		854,714

	Latin America — 2.4%
37,415,054	Cable & Wireless Jamaica Ltd.†(d)	65,398
40,001	Oi SA	80,135
33,000	Oi SA, ADR	60,720
9,000	Oi SA, Cl. C, ADR	17,460
118,000	Telecom Argentina SA, ADR†	2,118,100
16,705	Telefonica Brasil SA	327,723
9,221	Telefonica Brasil SA, ADR	206,919
2,566	Telefonica Brasil SA, Preference	57,252
6,528	Telefonica SA†	101,649

		3,035,356

	North America — 19.5%
82,000	AT&T Inc.	2,773,240
25,000	Atlantic Tele-Network Inc.	1,303,250
25,000	CenturyLink Inc.	784,500
780,000	Cincinnati Bell Inc.†	2,121,600
40,000	EarthLink Inc.	198,000
3,600	Equinix Inc.†	661,140
45,000	Frontier Communications Corp.	187,650
54,000	General Communication Inc., Cl. A†	514,080
48,000	Internap Network Services Corp.†	333,600
18,000	Level 3 Communications Inc.†	480,420
27,100	New ULM Telecom Inc.	175,473
40,000	Shenandoah Telecommunications Co.	964,000
143,514	Telephone & Data Systems Inc.	4,240,827
73,500	TELUS Corp.	2,436,086
92,000	tw telecom inc.†	2,747,580
105,000	Verizon Communications Inc.	4,899,300
31,000	Windstream Holdings Inc.	248,000

		25,068,746

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	58,603,029

	WIRELESS TELECOMMUNICATIONS SERVICES — 27.5%
	Africa/Middle East — 0.9%
40,000	Econet Wireless Zimbabwe Ltd.†	25,200
186,000	Global Telecom Holding, GDR†(c)	583,854
20,000	MTN Group Ltd.	390,429
210,000	Orascom Telecom Media and Technology Holding SAE, GDR(a)	80,850

		1,080,333

	Asia/Pacific — 3.2%
200,000	Axiata Group Berhad	422,151
41,000	China Mobile Ltd., ADR	2,313,630
46,500	China Unicom Hong Kong Ltd., ADR	717,030

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Asia/Pacific (Continued)
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	$289
4,800	PT Indosat Tbk, ADR	97,488
24,000	SK Telecom Co. Ltd., ADR	544,800
40,000	Time dotCom Berhad†	46,633

		4,142,021

	Europe — 7.5%
26,500	Bouygues SA	967,068
850,000	Cable & Wireless Communications plc	545,338
27,900	Millicom International Cellular SA, SDR	2,463,667
10,500	Mobile TeleSystems OJSC, ADR†	233,730
93,500	Turkcell Iletisim Hizmetleri A/S, ADR†	1,379,125
81,000	Vivendi SA	1,863,423
63,000	Vodafone Group plc, ADR	2,216,340

		9,668,691

	Japan — 3.6%
69,000	KDDI Corp.	3,537,922
69,000	NTT DoCoMo Inc.	1,117,534

		4,655,456

	Latin America — 4.2%
181,000	America Movil SAB de CV, Cl. L, ADR	3,585,610
74,000	NII Holdings Inc.†	449,180
150,000	Tim Participacoes SA	697,108
25,156	Tim Participacoes SA, ADR	592,927

		5,324,825

	North America — 8.1%
78,000	Rogers Communications Inc., Cl. B	3,354,780
91,487	Sprint Corp.†	568,137
41,500	T-Mobile US Inc.	1,077,755
119,200	United States Cellular Corp.	5,427,176

		10,427,848

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	35,299,174

	OTHER — 24.9%
	Africa/Middle East — 0.0%
1,009	Kingdom Financial Holdings Ltd.†	0
504	Meikles Ltd.†	101

		101

	Asia/Pacific — 0.7%
68,000	C.P. Pokphand Co. Ltd., ADR	159,800
6,500	CJ Hellovision Co. Ltd.†	101,915
26,000	Himachal Futuristic Communications, GDR†(a)	10,824
40,000	Hutchison Whampoa Ltd.	479,119
15,000	SKY Perfect JSAT Holdings Inc.	77,980

Shares		Market Value
250,000	Time Engineering Berhad	$21,092

		850,730

	Europe — 6.6%
12,000	British Sky Broadcasting Group plc	169,014
1,000	British Sky Broadcasting Group plc, ADR	56,700
34,500	CDON Group AB†	126,690
56,000	G4S plc	230,546
56,000	GN Store Nord A/S	1,178,284
1,224	Gusbourne plc†	1,308
20,000	InterXion Holding NV†	444,800
4,300	Kinnevik Investment AB, Cl. A	147,667
58,500	Kinnevik Investment AB, Cl. B	2,025,340
14,500	Liberty Global plc, Cl. A†	1,150,575
32,500	Liberty Global plc, Cl. C†	2,451,475
18,035	PostNL NV, ADR†	77,190
21,000	Telegraaf Media Groep NV	369,328
12,000	Waterloo Investment Holdings Ltd.†	777
3,000	ZON OPTIMUS SGPS SA	17,858

		8,447,552

	Japan — 0.3%
72,000	Furukawa Electric Co. Ltd.	165,542
18,000	Tokyo Broadcasting System Holdings Inc.	244,102

		409,644

	Latin America — 0.3%
15,000	Grupo Televisa SAB, ADR	419,250
900	Shellshock Ltd.†	656

		419,906

	North America — 17.0%
24,000	AMC Networks Inc., Cl. A†	1,643,520
1,200	Ascent Capital Group Inc., Cl. A†	96,744
112,000	Cablevision Systems Corp., Cl. A	1,886,080
7,400	Cogeco Inc.	330,469
14,000	Comcast Corp., Cl. A, Special	607,180
4,000	Convergys Corp.	75,000
15,000	CyrusOne Inc.	284,700
87,000	DIRECTV†	5,198,250
91,500	DISH Network Corp., Cl. A	4,118,415
14,000	EchoStar Corp., Cl. A†	615,160
280	Google Inc., Cl. A†	245,255
14,000	Liberty Interactive Corp., Cl. A†	328,580
14,500	Liberty Media Corp., Cl. A†	2,133,675
500	News Corp., Cl. B†	8,215
2,500	Outerwall Inc.†	124,975
6,000	SCANA Corp.	276,240
4,500	SJW Corp.	126,090
18,000	Starz, Cl. A†	506,340
18,000	The Madison Square Garden Co., Cl. A†	1,045,260
2,000	Time Warner Cable Inc.	223,200
4,000	Time Warner Inc.	263,240

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
2,000	Twenty-First Century Fox Inc., Cl. B	$66,800
47,000	Yahoo! Inc.†	1,558,520

		21,761,908

	TOTAL OTHER	31,889,841

	TOTAL COMMON STOCKS	125,792,044

	RIGHTS — 0.0%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.0%
	North America — 0.0%
2,300	Nextwave Wireless Inc.†	1,012

	WARRANTS — 0.6%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.6%
	Asia/Pacific — 0.6%
160,000	Bharti Airtel Ltd., expire 08/04/16†(a)	814,213

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.3%
$1,675,000	U.S. Treasury Bills, 0.035% to 0.075%††, 10/24/13 to 02/06/14	1,674,931

	TOTAL INVESTMENTS — 100.0% (Cost $90,324,062)	$128,282,200

	Aggregate tax cost	$91,210,925

	Gross unrealized appreciation	$50,759,090
	Gross unrealized depreciation	(13,687,815)

	Net unrealized appreciation/depreciation	$37,071,275

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the market value of Rule 144A securities amounted to $955,557 or 0.74% of total investments.

(b)	Illiquid security.
(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2013, the market value of Regulation S securities amounted to $2,574,688 or 2.01% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/13 Carrying Value Per Share
186,000	Global Telecom Holding, GDR	02/18/10	$1,055,048	$3.1390
76,600	Sistema JSFC, GDR	02/09/05	1,514,891	25.9900

(d)

At September 30, 2013, the Fund held an investment in a restricted security amounting to $65,398 or 0.05% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/13 Carrying Value Per Share
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0017

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	45.9%	$58,934,445
Europe	32.1	41,274,432
Asia/Pacific	9.2	11,823,595
Latin America	6.9	8,780,087
Japan	4.6	5,919,814
Africa/Middle East	1.3	1,549,827

	100.0%	$128,282,200

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$5,701,998	$ 314,391	$ 242	$6,016,631
Other Regions (a)	52,586,398	—	—	52,586,398
WIRELESS TELECOMMUNICATIONS SERVICES
Other Regions (a)	35,299,174	—	—	35,299,174
OTHER
Africa/Middle East	101	—	0	101
Asia/Pacific	839,906	—	10,824	850,730
Europe	8,446,775	—	777	8,447,552
Other Regions (a)	22,591,458	—	—	22,591,458

Total Common Stocks	125,465,810	314,391	11,843	125,792,044

Rights	—	—	1,012	1,012

Warrants (a)	—	814,213	—	814,213

U.S. Government Obligations	—	1,674,931	—	1,674,931

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$125,465,810	$2,803,535	$12,855	$128,282,200

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2017	$3,519,547

Total Capital Loss Carryforwards.	$3,519,547

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, Inc. in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, Inc. in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and Acting

Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q313QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/21/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/21/2013

* Print the name and title of each signing officer under his or her signature.